ORGANIZATION AND CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2021
Management Commentary Explanatory [Abstract]
Summary of the Corporation's Capital [Table]
As at June 30, 2021, the Corporation’s Capital totaled $46.9 billion (December 31, 2020 – $45.1 billion), and is computed as follows:

AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	2021	2020
Cash and cash equivalents	$1,447	$1,283
Other financial assets	3,402	3,809
Common equity in managed investments	33,166	33,732
Other assets and liabilities of the Corporation	8,874	6,321
Corporation’s Capital	$46,889	$45,145
Corporation’s Capital is comprised of the following:
Common equity	$33,369	$31,693
Preferred shares	4,145	4,145
Non-controlling interest	230	230
Corporate borrowings	9,145	9,077
	$46,889	$45,145

Reconciliation of the Corporation's Capital [Table]
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at June 30, 2021 is as follows:

AS AT JUN. 30, 2021 (MILLIONS)	The Corporation	Managed Investments	Elimination	Total Consolidated
Cash and cash equivalents	1,447	$9,012	$—	$10,459
Other financial assets	3,402	15,614	—	19,016
Accounts receivable and other[1]	5,686	18,014	(4,157)	19,543
Inventory	2	11,185	—	11,187
Assets classified as held for sale	—	3,215	—	3,215
Equity accounted investments	6,125	37,190	—	43,315
Investment properties	17	100,993	—	101,010
Property, plant and equipment	183	97,903	—	98,086
Intangible assets	238	24,780	—	25,018
Goodwill	366	14,587	—	14,953
Deferred income tax assets	2,245	1,170	—	3,415
Accounts payable and other[1]	(5,299)	(49,188)	4,157	(50,330)
Liabilities associated with assets classified as held for sale	—	(1,287)	—	(1,287)
Deferred income tax liabilities	(602)	(15,312)	—	(15,914)
Subsidiary equity obligations	(87)	(3,391)	—	(3,478)
Total	13,723	264,485	—	278,208
Common equity in managed investments[2]	33,166	—	(33,166)	—
Corporation’s Capital	46,889	264,485	(33,166)	278,208
Less:
Corporate borrowings	9,145	—	—	9,145
Non-recourse borrowings of managed entities	—	143,126	—	143,126
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	88,193	—	88,423
Common equity	$33,369	$33,166	$(33,166)	$33,369
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $4.2 billion and $4.2 billion respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2020 is as follows:

AS AT DEC. 31, 2020 (MILLIONS)	The Corporation	Managed Investments	Elimination	Total Consolidated
Cash and cash equivalents	$1,283	$8,650	$—	$9,933
Other financial assets	3,809	13,921	—	17,730
Accounts receivable and other[1]	3,632	17,401	(2,105)	18,928
Inventory	2	10,358	—	10,360
Assets classified as held for sale	—	5,917	—	5,917
Equity accounted investments	5,361	35,966	—	41,327
Investment properties	17	96,765	—	96,782
Property, plant and equipment	122	99,887	—	100,009
Intangible assets	285	24,373	—	24,658
Goodwill	368	14,346	—	14,714
Deferred income tax assets	2,159	1,179	—	3,338
Accounts payable and other[1]	(5,134)	(47,653)	2,105	(50,682)
Liabilities associated with assets classified as held for sale	—	(2,359)	—	(2,359)
Deferred income tax liabilities	(414)	(15,499)	—	(15,913)
Subsidiary equity obligations	(77)	(3,622)	—	(3,699)
Total	11,413	259,630	—	271,043
Common equity in managed investments[2]	33,732	—	(33,732)	—
Corporation’s Capital	45,145	259,630	(33,732)	271,043
Less:
Corporate borrowings	9,077	—	—	9,077
Non-recourse borrowings of managed entities	—	139,324	—	139,324
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	86,574	—	86,804
Common equity	$31,693	$33,732	$(33,732)	$31,693
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $2.1 billion and $2.1 billion respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments